Share-Based Payment - Summary of Key Share-based Awards Expense and their Respective Equity or Liability Balances (Details) - shares	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		9,724,463,000	9,797,896,000
Granted		2,946,395,000	329,405,000
Issued		(136,826,000)	(302,243,000)
Cancelled		(252,028,000)	(93,000,000)
Repurchased			(7,595,000)
Ending balance		12,282,004,000	9,724,463,000
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted		2,603,810	329,405,000
Issued		(136,826)	(302,243,000)
Cancelled		(252,028)	(91,866,000)
Attributable to owners of the parent | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		4,370,192,000	4,434,896,000
Granted		2,603,810,000	329,405,000
Issued		(136,826,000)	(302,243,000)
Cancelled		(252,028,000)	(91,866,000)
Ending balance		6,585,148,000	4,370,192,000
Attributable to owners of the parent | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		0	0
Granted		342,585,000
Ending balance		342,585,000	0
Attributable to owners of the parent | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		32,502,000	33,636,000
Cancelled	(1,134)		(1,134,000)
Ending balance		32,502,000	32,502,000
Attributable to owners of the parent | Incentive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		5,321,769,000	5,329,364,000
Repurchased			(7,595,000)
Ending balance		5,321,769,000	5,321,769,000